FOLLOW-ON EQUITY OFFERINGS (Details) - USD ($)	1 Months Ended		12 Months Ended
	Feb. 28, 2015	May 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
America depositary shares (ADSs) issued, shares	1,540,000	2,000,000
Follow-on equity offering, net of issuance costs, shares	38,500,000	50,000,000
Issuance cost for ordinary shares	$ 2,000,000	$ 3,400,000		$ 2,033,041	$ 3,375,553
Follow-on equity offering, net of issuance costs	$ 28,000,000	$ 54,600,000		$ 27,996,959	$ 54,624,447